NET SALES (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NET SALES
Gross sales	R$ 49,658,208	R$ 44,558,309	R$ 51,861,423
Taxes on sales	(4,377,135)	(3,819,812)	(3,793,516)
Discounts	(1,466,412)	(1,094,487)	(1,908,429)
Net sales	R$ 43,814,661	R$ 39,644,010	R$ 46,159,478